Taxation - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current tax:
PRC corporate income tax	¥ 2,969	$ 425	¥ 3,767	¥ 5,776
Deferred tax liabilities				(1,497)
Deferred tax assets, net	4,778	683	7,323	(35,469)
Total income tax expense/(benefit)	7,747	1,108	11,090	(31,190)
Less: income tax expenses from the discontinued operations				934
Income tax income tax expense/(benefit) from the continuing operations	¥ 7,747	$ 1,108	¥ 11,090	¥ (30,256)